Long-Term Debts (Details)	6 Months Ended		12 Months Ended
	Mar. 31, 2025 USD ($)	Mar. 31, 2024 USD ($)	Sep. 30, 2024 USD ($)	Jul. 26, 2022 USD ($)	Jul. 26, 2022 CNY (¥)
Long-Term Debts [Line Items]
Interest expense (in Dollars)	$ 33,020	$ 47,115
Vehicle carrying value	$ 24,988		$ 77,550
Long-Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	2.21%		3.02%
Short-Term Debt [Member]
Long-Term Debts [Line Items]
Short-term debt	$27,331		$68,332
Zhongli International Financial Leasing Co. LTD [Member]
Long-Term Debts [Line Items]
Vehicle carrying value				$ 210,867	¥ 1,500,000
Minimum [Member] | Long-Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	0.38%		0.38%
Maximum [Member] | Long-Term Debt [Member]
Long-Term Debts [Line Items]
Long term debt outstanding	14.56%		14.56%